POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Domestic equity securities	7.70%	12.20%
International equity securities	30.80%	46.70%
Debt securities	59.70%	39.00%
Other - cash	1.80%	2.10%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, debt securities	45.00%
Target asset allocation percentage, other - cash	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, equity securities	3.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, equity securities	27.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, debt securities	75.00%
Target asset allocation percentage, other - cash	5.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, equity securities	13.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, equity securities	37.00%